2010 Acquisition	12 Months Ended
Mar. 31, 2012
2010 Acquisition [Abstract]
2010 Acquisition

2. 2010 Acquisition

On April 21, 2010, the Company acquired 100% of the issued and outstanding shares of Next Holdings Limited (“NextWindow”), a privately held New Zealand company, for $82,000 in cash.

The acquisition was accounted for using the acquisition method whereby identifiable assets acquired and liabilities assumed were measured at their fair values as of the date of acquisition. The excess of the acquisition price over such fair value was recorded as goodwill on acquisition. Fair values were determined based on information available at the date of acquisition. The Company has included the operating results of NextWindow in the consolidated financial statements from the date of acquisition. Revenue and net loss from NextWindow reported in the Company’s results for the year ended March 31, 2011 amounted to $24,674 and $17,122, respectively. The net loss for the year ended March 31, 2011 included amortization of intangible assets of $8,903 resulting from the acquisition.

The following table summarizes the allocation of the total consideration to the assets acquired and liabilities assumed based on fair values.

Assets purchased
Current assets	$12,513
Property and equipment	2,177
Intangible assets (note 9)	50,061
Goodwill	34,173

$98,924

Liabilities assumed
Current liabilities	$9,868
Deferred income tax liability	15,030

$24,898

Net non-cash assets acquired	$74,026
Cash acquired	7,974

Consideration paid—cash	$82,000

The goodwill associated with the acquisition was primarily attributable to broader exposure to international markets, enhancing the Company’s work force with skilled researchers and engineers, and expected incremental revenue from new technologies and customers generated from the existing base of intangible assets.

The Company expensed $1,143 of acquisition-related costs included in selling, marketing and administration in the year ended March 31, 2011.

The weighted-average amortization period of the total intangible assets related to the business acquisition is approximately 5.6 years at the date of acquisition.

Pro forma results of operations have not been presented because the effects of NextWindow’s operations are not considered material to the Company’s consolidated results.